Notes and Advances Payable Disclosure (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2020	Nov. 30, 2019	May 31, 2020	May 31, 2019
Interest expense	$ 7,879	$ 3,783	$ 14,325	$ 10,735	$ 21,069	$ 16,721
Notes and advances payable	646,173		646,173		502,437	511,754
Advances payable			0	15,000	15,000	62,121
(1) Convertible Loans Payable
Interest expense			10,308	2,668	10,731
Notes and advances payable					338,381
(2) Non-convertible Loans Payable
Interest expense			2,303	951	1,912	1,409
Notes and advances payable	147,007		147,007		32,094	30,678
(3) Related Party Loans Payable
Interest expense			219	2,425	2,634	8,845
Notes and advances payable	7,597		7,597		6,933	126,560
(3) Related Party Loans Payable - July 9
Interest expense			360
Notes and advances payable	14,773		14,773
(4) Unsecured Line of Credit with Related Party
Interest expense			1,135	$ 4,691	5,793	6,468
Notes and advances payable	38,395		38,395		37,260	281,468
(5) Advances Payable
Notes and advances payable	$ 88,690		$ 88,690		87,769	73,048
Advances payable					$ 15,000	$ 62,121